Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Disclosure Of Detailed Information About Non-cash Transaction Cash Flow [text block]
The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$ '000	2018	2017	2016
(Decrease) Increase in asset retirement obligation	(4,355)	5,943	1,195
(Decrease) Increase in provisions for other long-term liabilities	(60)	2,053	3,468
Purchase of property, plant and equipment	1,100	11,759	(4,657)

Disclosure Of Detailed Information About Changes In Working Capital [text block]
Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$ '000	2018	2017	2016
Increase in Prepaid taxes	(36,716)	(14,802)	(2,351)
Decrease (Increase) in Inventories	511	(2,031)	466
Decrease (Increase) in Trade receivables	3,423	(1,344)	(4,811)
Decrease (Increase) in Prepayments and other receivables and Other assets	655	(8,623)	(1,758)
Customer advance (repayments) payments (a)	(10,000)	(10,000)	20,000
Security deposit utilised (granted) (Note 35.3)	15,600	(15,600)	-
Increase in Trade and other payables	20,169	27,122	374
	(6,358)	(25,278)	11,920

(a)
In December 2015, the Colombian subsidiary entered into a prepayment agreement with Trafigura under which GeoPark sells and deliver a portion of its Colombian crude oil production. Funds committed were repaid by the Group on a monthly basis through future oil deliveries until December 2018.